Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,164,292.40
Previously Paid Amount	0.00
Total Fee Amount	5,684.79
Total Offset Amount	0.00
Net Fee	$ 5,684.79
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A